FUNDVANTAGE TRUST

(THE “TRUST”)

PEMBERWICK FUND

(THE “FUND”)

Supplement dated April 9, 2012 to the Prospectus for the Fund dated September 1, 2011

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

The second sentence of the fourth paragraph under the section “Summary of Principal Investment Strategies” in the Prospectus is hereby deleted and replaced with the following:

At the Advisor’s discretion, the Advisor may allocate up to 100% of the Fund’s assets to the Sub-Advisor.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE